Eaton Vance
Senior Income Trust
September 30, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 8.8%
Security	Principal Amount (000's omitted)	Value
ARES XXXIIR CLO Ltd., Series 2014-32RA, Class D, 11.23%, (3 mo. SOFR + 6.112%), 5/15/30(1)(2)	$1,000	$ 986,249
ARES XXXIV CLO Ltd., Series 2015-2A, Class ER, 12.397%, (3 mo. SOFR + 7.112%), 4/17/33(1)(2)	550	551,467
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER, 12.313%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	500	501,648
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 12.674%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	1,000	979,955
Canyon Capital CLO Ltd., Series 2019-2A, Class ER, 12.313%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	400	394,056
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class DR2, 12.063%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	600	592,528
Series 2015-5A, Class DR, 12.244%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	500	500,270
Cedar Funding X CLO Ltd., Series 2019-10A, Class ER, 12.044%, (3 mo. SOFR + 6.762%), 10/20/32(1)(2)	500	501,399
Galaxy XV CLO Ltd., Series 2013-15A, Class ER, 12.208%, (3 mo. SOFR + 6.907%), 10/15/30(1)(2)	500	498,970
Galaxy XXI CLO Ltd., Series 2015-21A, Class ER, 10.794%, (3 mo. SOFR + 5.512%), 4/20/31(1)(2)	500	500,544
Neuberger Berman Loan Advisers CLO 31 Ltd., Series 2019-31A, Class ER, 12.044%, (3 mo. SOFR + 6.762%), 4/20/31(1)(2)	500	503,027
Palmer Square CLO Ltd.:
Series 2013-2A, Class DRR, 11.397%, (3 mo. SOFR + 6.112%), 10/17/31(1)(2)	450	451,856
Series 2019-1A, Class DR, 11.878%, (3 mo. SOFR + 6.762%), 11/14/34(1)(2)	500	501,509
Regatta XIV Funding Ltd., Series 2018-3A, Class E, 11.496%, (3 mo. SOFR + 6.212%), 10/25/31(1)(2)	300	295,640
Vibrant CLO XI Ltd., Series 2019-11A, Class D, 12.314%, (3 mo. SOFR + 7.032%), 7/20/32(1)(2)	500	496,685
Voya CLO Ltd., Series 2013-1A, Class DR, 12.043%, (3 mo. SOFR + 6.742%), 10/15/30(1)(2)	1,000	884,547
Wellfleet CLO Ltd., Series 2020-1A, Class D, 12.803%, (3 mo. SOFR + 7.502%), 4/15/33(1)(2)	550	543,195
Total Asset-Backed Securities (identified cost $9,765,854)		$ 9,683,545

Common Stocks — 1.6%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)	28	$ 0
		$ 0
Security	Shares	Value
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(4)(5)	4,716	$ 99,036
Phoenix Services International LLC(4)(5)	7,568	34,056
Phoenix Services International LLC(4)(5)	690	3,105
		$ 136,197
Electronics/Electrical — 0.0%(6)
Skillsoft Corp.(4)(5)	1,256	$ 19,468
		$ 19,468
Entertainment — 0.2%
New Cineworld Ltd.(4)(5)	7,709	$ 158,516
		$ 158,516
Health Care — 0.5%
Cano Health, Inc.(4)(5)	42,627	$ 341,016
Envision Parent, Inc.(4)(5)	19,128	205,626
		$ 546,642
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(4)(5)	35,996	$ 263,221
Serta SSB Equipment Co.(3)(4)(5)	35,996	0
		$ 263,221
Investment Companies — 0.0%(6)
Aegletes BV(4)(5)	6,311	$ 4,102
		$ 4,102
Pharmaceuticals — 0.6%
Covis Midco 1 SARL, Class A(4)(5)	147	$ 75
Covis Midco 1 SARL, Class B(4)(5)	147	75
Covis Midco 1 SARL, Class C(4)(5)	147	75
Covis Midco 1 SARL, Class D(4)(5)	147	75
Covis Midco 1 SARL, Class E(4)(5)	147	75
Mallinckrodt International Finance SA(4)(5)	8,609	654,284
		$ 654,659
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(3)(4)(5)	995	$ 0
Jubilee Enterprise PCL, Class A2(3)(4)(5)	795,141	0
		$ 0
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	269	$ 0
		$ 0

Eaton Vance
Senior Income Trust
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(3)(4)(5)	21,114	$ 0
		$ 0
Total Common Stocks (identified cost $2,688,513)		$ 1,782,805

Corporate Bonds — 5.5%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.2%
Bombardier, Inc., 6.00%, 2/15/28(1)	$100	$ 100,744
TransDigm, Inc., 4.875%, 5/1/29	135	131,567
		$ 232,311
Airlines — 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)	$135	$ 116,103
		$ 116,103
Automotive — 0.5%
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 5/15/27(1)	$500	$ 502,566
		$ 502,566
Building and Development — 0.3%
CP Atlas Buyer, Inc., 7.00%, 12/1/28(1)	$16	$ 14,830
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	135	135,626
Standard Industries, Inc., 4.75%, 1/15/28(1)	135	132,348
		$ 282,804
Business Equipment and Services — 0.3%
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26(1)	$325	$ 326,751
		$ 326,751
Cable and Satellite Television — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	$135	$ 122,473
		$ 122,473
Security	Principal Amount (000's omitted)	Value
Commercial Services — 0.1%
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	$130	$ 125,026
		$ 125,026
Cosmetics/Toiletries — 0.1%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	$135	$ 134,335
		$ 134,335
Distribution & Wholesale — 0.4%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	$129	$ 129,541
Performance Food Group, Inc., 5.50%, 10/15/27(1)	300	299,442
		$ 428,983
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.375%, 8/15/29(1)	$98	$ 94,019
		$ 94,019
Engineering & Construction — 0.1%
TopBuild Corp., 3.625%, 3/15/29(1)	$135	$ 126,006
		$ 126,006
Entertainment — 0.5%
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	$500	$ 510,608
		$ 510,608
Food Service — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29(1)	$135	$ 126,258
		$ 126,258
Health Care — 0.7%
LifePoint Health, Inc., 5.375%, 1/15/29(1)	$135	$ 127,690
Medline Borrower LP, 5.25%, 10/1/29(1)	64	62,843
Tenet Healthcare Corp., 6.875%, 11/15/31	500	547,697
		$ 738,230
Home Furnishings — 0.1%
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	$135	$ 126,033
		$ 126,033
Insurance — 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, 6.75%, 10/15/27(1)	$100	$ 99,705
		$ 99,705

Eaton Vance
Senior Income Trust
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Leisure Goods/Activities/Movies — 0.2%
NCL Finance Ltd., 6.125%, 3/15/28(1)	$124	$ 126,568
Viking Cruises Ltd., 5.875%, 9/15/27(1)	135	135,000
		$ 261,568
Media — 0.1%
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)(7)	$0(8)	$ 3
iHeartCommunications, Inc., 6.375%, 5/1/26	102	89,637
		$ 89,640
Oil and Gas — 0.3%
Civitas Resources, Inc., 8.375%, 7/1/28(1)	$100	$ 104,072
Permian Resources Operating LLC, 5.375%, 1/15/26(1)	135	134,880
Vital Energy, Inc., 9.75%, 10/15/30	100	106,943
		$ 345,895
Pipelines — 0.1%
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	$119	$ 125,736
		$ 125,736
Real Estate Investment Trusts (REITs) — 0.1%
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26(1)	$135	$ 130,826
		$ 130,826
Surface Transport — 0.0%(6)
Hertz Corp., 4.625%, 12/1/26(1)	$25	$ 19,719
		$ 19,719
Technology — 0.1%
athenahealth Group, Inc., 6.50%, 2/15/30(1)	$135	$ 129,786
		$ 129,786
Utilities — 0.5%
Calpine Corp., 5.00%, 2/1/31(1)	$134	$ 129,859
NRG Energy, Inc., 3.625%, 2/15/31(1)	500	453,541
		$ 583,400
Security	Principal Amount (000's omitted)	Value
Wireless Telecommunication Services — 0.3%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	$276	$ 278,235
		$ 278,235
Total Corporate Bonds (identified cost $5,882,873)		$ 6,057,016

Senior Floating-Rate Loans — 134.5%(9)
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 1.7%
Dynasty Acquisition Co., Inc.:
Term Loan, 8.345%, (SOFR + 3.50%), 8/24/28	503	$ 503,821
Term Loan, 8.345%, (SOFR + 3.50%), 8/24/28	194	194,261
HDI Aerospace Intermediate Holding III Corp., Term Loan, 9/19/31(10)	175	174,453
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(3)(7)	202	160,837
Novaria Holdings LLC, Term Loan, 9.195%, (SOFR + 4.25%), 6/6/31	350	350,729
TransDigm, Inc., Term Loan, 7.104%, (SOFR + 2.50%), 2/28/31	497	496,055
		$ 1,880,156
Airlines — 0.6%
American Airlines, Inc., Term Loan, 10.294%, (SOFR + 4.75%), 4/20/28	694	$ 713,813
		$ 713,813
Apparel & Luxury Goods — 1.8%
ABG Intermediate Holdings 2 LLC, Term Loan, 7.595%, (SOFR + 2.75%), 12/21/28	624	$ 625,085
Gloves Buyer, Inc., Term Loan, 8.96%, (SOFR + 4.00%), 12/29/27	854	851,727
Varsity Brands, Inc., Term Loan, 8/26/31(10)	500	497,277
		$ 1,974,089
Auto Components — 3.3%
Adient U.S. LLC, Term Loan, 7.595%, (SOFR + 2.75%), 1/31/31	321	$ 321,500
Autokiniton U.S. Holdings, Inc., Term Loan, 8.96%, (SOFR + 4.00%), 4/6/28	726	726,673

Eaton Vance
Senior Income Trust
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Auto Components (continued)
Clarios Global LP, Term Loan, 7.345%, (SOFR + 2.50%), 5/6/30		623	$ 624,866
DexKo Global, Inc.:
Term Loan, 7.345%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	91	98,394
Term Loan, 7.345%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	134	144,499
Term Loan, 8.615%, (SOFR + 3.75%), 10/4/28		195	189,017
Garrett LX I SARL, Term Loan, 8.002%, (SOFR + 2.75%), 4/30/28		340	340,561
LTI Holdings, Inc., Term Loan, 9.595%, (SOFR + 4.75%), 7/19/29		500	492,438
RealTruck Group, Inc.:
Term Loan, 8.46%, (SOFR + 3.50%), 1/31/28		490	482,424
Term Loan, 9.96%, (SOFR + 5.00%), 1/31/28		199	197,279
			$ 3,617,651
Automobiles — 0.7%
MajorDrive Holdings IV LLC:
Term Loan, 8.865%, (SOFR + 4.00%), 6/1/28		314	$ 315,469
Term Loan, 10.254%, (SOFR + 5.50%), 6/1/29		414	417,224
			$ 732,693
Beverages — 1.4%
Arterra Wines Canada, Inc., Term Loan, 8.365%, (SOFR + 3.50%), 11/24/27		481	$ 465,953
City Brewing Co. LLC:
Term Loan, 9.063%, (SOFR + 3.50%), 4/5/28		153	125,245
Term Loan, 11.551%, (SOFR + 6.25%), 4/5/28		50	43,820
Term Loan - Second Lien, 10.563%, (SOFR + 5.26%), 9.063% cash, 1.50% PIK, 4/5/28		303	159,132
Triton Water Holdings, Inc., Term Loan, 8.115%, (SOFR + 3.25%), 3/31/28		726	725,304
			$ 1,519,454
Biotechnology — 0.4%
Alkermes, Inc., Term Loan, 7.469%, (SOFR + 2.50%), 3/12/26		178	$ 179,064
Alltech, Inc., Term Loan, 8.96%, (SOFR + 4.00%), 10/13/28		296	296,037
			$ 475,101
Building Products — 2.3%
Cornerstone Building Brands, Inc., Term Loan, 8.447%, (SOFR + 3.25%), 4/12/28		448	$ 439,134
CPG International, Inc., Term Loan, 9/19/31(10)		200	200,375
Borrower/Description	Principal Amount* (000's omitted)		Value
Building Products (continued)
LHS Borrower LLC, Term Loan, 9.695%, (SOFR + 4.75%), 2/16/29		286	$ 273,564
MI Windows and Doors LLC, Term Loan, 8.345%, (SOFR + 3.50%), 3/28/31		698	701,523
Oscar AcquisitionCo LLC, Term Loan, 8.495%, (SOFR + 4.25%), 4/29/29		718	710,334
Standard Industries, Inc., Term Loan, 6.92%, (SOFR + 2.00%), 9/22/28		186	186,411
			$ 2,511,341
Capital Markets — 5.9%
Advisor Group, Inc., Term Loan, 8.845%, (SOFR + 4.00%), 8/17/28		494	$ 489,141
AllSpring Buyer LLC, Term Loan, 8.137%, (SOFR + 3.25%), 11/1/28		389	388,241
Aretec Group, Inc., Term Loan, 8.845%, (SOFR + 4.00%), 8/9/30		532	522,285
CeramTec AcquiCo GmbH, Term Loan, 7.005%, (3 mo. EURIBOR + 3.50%), 3/16/29	EUR	600	666,721
Citco Funding LLC, Term Loan, 7.308%, (SOFR + 2.75%), 4/27/28		223	224,333
Edelman Financial Center LLC, Term Loan, 8.095%, (SOFR + 3.25%), 4/7/28		811	810,188
EIG Management Co. LLC, Term Loan, 9.965%, (SOFR + 5.00%), 5/17/29		123	123,746
FinCo I LLC, Term Loan, 8.255%, (SOFR + 3.00%), 6/27/29		346	346,849
Focus Financial Partners LLC:
Term Loan, 3.25%, 9/11/31(11)		29	28,849
Term Loan, 8.095%, (SOFR + 3.25%), 9/11/31		269	268,610
Term Loan, 6/30/28(10)		500	500,313
Franklin Square Holdings LP, Term Loan, 7.095%, (SOFR + 2.25%), 4/25/31		274	274,655
HighTower Holdings LLC, Term Loan, 8.748%, (SOFR + 3.50%), 8/21/28		811	812,395
Kestra Advisor Services Holdings A, Inc., Term Loan, 9.057%, (SOFR + 4.00%), 3/22/31		474	475,984
Mariner Wealth Advisors LLC, Term Loan, 7.604%, (SOFR + 3.00%), 8/18/28		121	121,554
Press Ganey Holdings, Inc., Term Loan, 8.345%, (SOFR + 3.50%), 4/30/31		425	425,133
			$ 6,478,997
Chemicals — 8.7%
Aruba Investments Holdings LLC:
Term Loan, 7.378%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	241	$ 264,351
Term Loan, 8.945%, (SOFR + 4.00%), 11/24/27		338	336,536

Eaton Vance
Senior Income Trust
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 6.604%, (SOFR + 2.00%), 12/20/29		522	$ 523,705
Charter NEX U.S., Inc., Term Loan, 8.095%, (SOFR + 3.25%), 12/1/27		465	465,247
CPC Acquisition Corp., Term Loan, 8.615%, (SOFR + 3.75%), 12/29/27		401	350,883
Discovery Purchaser Corp., Term Loan, 10/4/29(10)		450	448,500
Gemini HDPE LLC, Term Loan, 8.514%, (SOFR + 3.00%), 12/31/27		319	321,170
Groupe Solmax, Inc., Term Loan, 9.659%, (SOFR + 4.75%), 5/29/28(12)		354	329,356
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan, 8.907%, (SOFR + 3.75%), 7/8/30		323	324,579
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 7.378%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	75	83,620
Term Loan, 8.695%, (SOFR + 3.75%), 3/14/30		123	123,695
Term Loan, 9.195%, (SOFR + 4.25%), 4/2/29		973	975,044
INEOS U.S. Finance LLC:
Term Loan, 7.445%, (SOFR + 2.50%), 11/8/28		146	145,976
Term Loan, 8.095%, (SOFR + 3.25%), 2/18/30		718	718,851
Term Loan, 8.595%, (SOFR + 3.75%), 2/7/31		150	149,981
Lonza Group AG, Term Loan, 8.529%, (SOFR + 3.93%), 7/3/28		702	658,593
Momentive Performance Materials, Inc., Term Loan, 9.345%, (SOFR + 4.50%), 3/29/28		394	395,726
Nouryon Finance BV, Term Loan, 8.821%, (SOFR + 3.50%), 4/3/28		173	173,614
Olympus Water U.S. Holding Corp., Term Loan, 8.104%, (SOFR + 3.50%), 6/20/31		631	632,171
Paint Intermediate III LLC, Term Loan, 9/11/31(10)		150	150,000
Rohm Holding GmbH, Term Loan, 10.588%, (SOFR + 5.50%), 1/31/29		435	410,193
SCUR-Alpha 1503 GmbH, Term Loan, 10.752%, (SOFR + 5.50%), 3/29/30		148	141,299
Tronox Finance LLC, Term Loan, 7.354%, (SOFR + 2.75%), 4/4/29		650	651,097
W.R. Grace & Co.-Conn., Term Loan, 7.854%, (SOFR + 3.25%), 9/22/28		787	789,611
			$ 9,563,798
Commercial Services & Supplies — 4.9%
Albion Financing 3 SARL, Term Loan, 9.826%, (SOFR + 4.25%), 8/16/29		389	$ 391,456
Allied Universal Holdco LLC, Term Loan, 8.695%, (SOFR + 3.75%), 5/12/28		788	781,609
Belfor Holdings, Inc., Term Loan, 8.595%, (SOFR + 3.75%), 11/1/30		163	164,407
Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
EnergySolutions LLC, Term Loan, 8.354%, (SOFR + 3.75%), 9/20/30		750	$ 756,107
Foundever Worldwide Corp., Term Loan, 8.71%, (SOFR + 3.75%), 8/28/28		875	585,517
Garda World Security Corp., Term Loan, 8.597%, (SOFR + 3.50%), 2/1/29		792	793,244
GFL Environmental, Inc., Term Loan, 7.321%, (SOFR + 2.00%), 7/3/31		250	250,067
Heritage-Crystal Clean, Inc., Term Loan, 9.465%, (SOFR + 4.50%), 10/17/30		199	199,493
LABL, Inc., Term Loan, 9.945%, (SOFR + 5.00%), 10/29/28		170	166,667
Monitronics International, Inc., Term Loan, 13.014%, (SOFR + 7.50%), 6/30/28		257	258,626
Phoenix Services International LLC, Term Loan, 10.955%, (SOFR + 6.10%), 6/30/28		94	89,899
Prime Security Services Borrower LLC, Term Loan, 7.445%, (SOFR + 2.25%), 10/13/30		249	249,403
Tempo Acquisition LLC, Term Loan, 7.095%, (SOFR + 2.25%), 8/31/28		403	403,505
TruGreen LP, Term Loan, 8.845%, (SOFR + 4.00%), 11/2/27		289	279,907
			$ 5,369,907
Construction Materials — 1.4%
Quikrete Holdings, Inc., Term Loan, 7.095%, (SOFR + 2.25%), 3/19/29		975	$ 976,522
Star Holding LLC, Term Loan, 9.345%, (SOFR + 4.50%), 7/31/31		575	563,081
			$ 1,539,603
Consumer Staples Distribution & Retail — 0.9%
Cardenas Markets, Inc., Term Loan, 11.454%, (SOFR + 6.75%), 8/1/29		123	$ 121,807
Peer Holding III BV:
Term Loan, 7.095%, (3 mo. EURIBOR + 3.75%), 9/29/28	EUR	150	167,826
Term Loan, 7.604%, (SOFR + 3.00%), 7/1/31		375	376,641
Term Loan, 7.854%, (SOFR + 3.25%), 10/28/30		323	324,790
			$ 991,064
Containers & Packaging — 1.4%
Altium Packaging LLC, Term Loan, 7.345%, (SOFR + 2.50%), 6/11/31		125	$ 124,454
Berlin Packaging LLC, Term Loan, 8.892%, (SOFR + 3.75%), 6/9/31(12)		514	513,772
Clydesdale Acquisition Holdings, Inc., Term Loan, 8.02%, (SOFR + 3.18%), 4/13/29		530	527,676

Eaton Vance
Senior Income Trust
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging (continued)
Pretium Packaging LLC, Term Loan - Second Lien, 11.228%, (SOFR + 5.98%), 9.848% cash, 1.38% PIK, 10/2/28		14	$ 11,061
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 12.068%, (SOFR + 6.75%), 10/1/29		100	41,167
Proampac PG Borrower LLC, Term Loan, 9.229%, (SOFR + 4.00%), 9/15/28		323	323,675
			$ 1,541,805
Distributors — 0.4%
CD&R Hydra Buyer, Inc., Term Loan, 8.945%, (SOFR + 4.00%), 3/25/31		373	$ 371,104
Phillips Feed Service, Inc., Term Loan, 11.945%, (SOFR + 7.00%), 11/13/24(3)		48	30,244
			$ 401,348
Diversified Consumer Services — 3.6%
Ascend Learning LLC, Term Loan, 8.445%, (SOFR + 3.50%), 12/11/28		568	$ 566,405
Fugue Finance BV, Term Loan, 9.057%, (SOFR + 4.00%), 1/31/28		598	602,853
KUEHG Corp., Term Loan, 9.104%, (SOFR + 4.50%), 6/12/30		619	621,387
Project Boost Purchaser LLC, Term Loan, 8.786%, (SOFR + 3.50%), 7/16/31		475	475,445
Sotheby's, Term Loan, 10.063%, (SOFR + 4.50%), 1/15/27		499	493,811
Spring Education Group, Inc., Term Loan, 8.604%, (SOFR + 4.00%), 10/4/30		497	501,722
Wand NewCo 3, Inc., Term Loan, 8.006%, (SOFR + 3.25%), 1/30/31		698	698,330
			$ 3,959,953
Diversified Financial Services — 0.5%
Concorde Midco Ltd., Term Loan, 7.851%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	250	$ 278,519
Sandy BidCo BV, Term Loan, 6.823%, (6 mo. EURIBOR + 3.60%), 8/17/29	EUR	275	305,372
			$ 583,891
Diversified Telecommunication Services — 2.4%
Altice France SA, Term Loan, 10.801%, (SOFR + 5.50%), 8/15/28		438	$ 330,263
Anuvu Holdings 2 LLC:
Term Loan, 8.963%, (SOFR + 4.00%), 9/27/27(3)		186	149,071
Term Loan, 13.213%, (SOFR + 8.25%), 3/23/26(3)		462	195,487
Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc.:
Term Loan, 4/15/29(10)		500	$ 510,989
Term Loan, 4/15/30(10)		150	153,375
Lumen Technologies, Inc., Term Loan, 4/15/30(10)		325	281,633
Virgin Media Bristol LLC, Term Loan, 8.461%, (SOFR + 3.25%), 1/31/29		1,075	1,029,835
			$ 2,650,653
Electrical Equipment — 1.1%
AZZ, Inc., Term Loan, 5/13/29(10)		352	$ 354,214
WEC U.S. Holdings Ltd., Term Loan, 7.595%, (SOFR + 2.75%), 1/27/31		850	850,611
			$ 1,204,825
Electronic Equipment, Instruments & Components — 2.2%
Chamberlain Group, Inc.:
Term Loan, 8.195%, (SOFR + 3.25%), 11/3/28		389	$ 387,937
Term Loan, 8.345%, (SOFR + 3.50%), 11/3/28		323	323,350
Creation Technologies, Inc., Term Loan, 11.08%, (SOFR + 5.50%), 10/5/28		392	381,943
Ingram Micro, Inc., Term Loan, 7.564%, (SOFR + 2.75%), 9/22/31		353	353,535
Mirion Technologies, Inc., Term Loan, 6.854%, (SOFR + 2.25%), 10/20/28		146	146,402
Verifone Systems, Inc., Term Loan, 9.333%, (SOFR + 4.00%), 8/20/25		491	452,623
Verisure Holding AB, Term Loan, 6.345%, (3 mo. EURIBOR + 3.00%), 3/27/28	EUR	375	419,141
			$ 2,464,931
Energy Equipment & Services — 0.3%
Ameriforge Group, Inc., Term Loan, 15.96%, (SOFR + 11.00%), 4.96% cash, 11.00% PIK, 12/31/25(3)		26	$ 12,146
PG Investment Co. 59 SARL, Term Loan, 8.104%, (SOFR + 3.50%), 3/26/31		299	300,148
			$ 312,294
Engineering & Construction — 1.4%
American Residential Services LLC, Term Loan, 8.365%, (SOFR + 3.50%), 10/15/27		265	$ 265,515
Artera Services LLC, Term Loan, 9.104%, (SOFR + 4.50%), 2/15/31		124	121,395
Azuria Water Solutions, Inc., Term Loan, 8.605%, (SOFR + 3.75%), 5/17/28		295	296,573
Northstar Group Services, Inc., Term Loan, 10.014%, (SOFR + 4.75%), 5/8/30		574	576,878

Eaton Vance
Senior Income Trust
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Engineering & Construction (continued)
Platea BC Bidco AB:
Term Loan, 5.156%, (3 mo. EURIBOR + 4.50%), 4/3/31(11)	EUR	38	$ 41,971
Term Loan, 7.845%, (3 mo. EURIBOR + 4.50%), 4/3/31	EUR	188	209,852
			$ 1,512,184
Entertainment — 0.9%
Crown Finance U.S., Inc., Term Loan, 13.46%, (SOFR + 8.50%), 6.46% cash, 7.00% PIK, 7/31/28		179	$ 181,968
Renaissance Holding Corp., Term Loan, 9.095%, (SOFR + 4.25%), 4/5/30		272	272,456
Vue Entertainment International Ltd., Term Loan, 11.993%, (6 mo. EURIBOR + 8.40%), 3.593% cash, 8.40% PIK, 12/31/27	EUR	581	399,309
Vue International Bidco PLC, Term Loan, 11.844%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	149	167,097
			$ 1,020,830
Financial Services — 2.3%
Boost Newco Borrower LLC, Term Loan, 7.104%, (SOFR + 2.50%), 1/31/31		850	$ 851,138
CPI Holdco B LLC, Term Loan, 6.845%, (SOFR + 2.00%), 5/19/31		325	323,781
Grant Thornton Advisors LLC, Term Loan, 8.095%, (SOFR + 3.25%), 6/2/31		625	626,641
NCR Atleos LLC, Term Loan, 10.102%, (SOFR + 4.75%), 3/27/29		371	374,367
Nuvei Technologies Corp.:
Term Loan, 7.955%, (SOFR + 3.00%), 12/19/30		222	222,721
Term Loan, 7/18/31(10)		150	148,500
			$ 2,547,148
Food Products — 1.4%
8th Avenue Food & Provisions, Inc., Term Loan, 9.71%, (SOFR + 4.75%), 10/1/25		146	$ 141,620
CHG PPC Parent LLC, Term Loan, 7.71%, (SOFR + 2.75%), 12/8/28		122	121,394
Del Monte Foods, Inc.:
Term Loan, 13.166%, (SOFR + 8.00%), 8/2/28		140	133,091
Term Loan - Second Lien, 9.406%, (SOFR + 4.25%), 8/2/28		295	162,512
Nomad Foods U.S. LLC, Term Loan, 7.813%, (SOFR + 2.50%), 11/12/29		594	594,817
United Petfood Group BV, Term Loan, 6.583%, (6 mo. EURIBOR + 2.75%), 4/24/28	EUR	350	389,359
			$ 1,542,793
Borrower/Description	Principal Amount* (000's omitted)		Value
Gas Utilities — 0.8%
CQP Holdco LP, Term Loan, 6.854%, (SOFR + 2.25%), 12/31/30		906	$ 906,189
			$ 906,189
Health Care Equipment & Supplies — 1.4%
Bayou Intermediate II LLC, Term Loan, 10.014%, (SOFR + 4.50%), 8/2/28		389	$ 381,220
Journey Personal Care Corp., Term Loan, 9.21%, (SOFR + 4.25%), 3/1/28		728	727,950
Medline Borrower LP, Term Loan, 7.595%, (SOFR + 2.75%), 10/23/28		444	444,762
			$ 1,553,932
Health Care Providers & Services — 8.2%
AEA International Holdings (Lux) SARL, Term Loan, 7.354%, (SOFR + 2.75%), 9/7/28		562	$ 562,931
Biogroup-LCD, Term Loan, 7.069%, (3 mo. EURIBOR + 3.50%), 2/9/28	EUR	125	133,085
BW NHHC Holdco, Inc., Term Loan - Second Lien, 12.604%, (SOFR + 8.00%), 10.354% cash, 2.25% PIK, 1/15/26		1,061	917,690
Cano Health LLC, Term Loan, 12.668%, (SOFR + 8.00%), 6/28/29		188	187,707
CCRR Parent, Inc., Term Loan, 9.21%, (SOFR + 4.25%), 3/6/28		684	572,942
Cerba Healthcare SAS:
Term Loan, 7.078%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	100	98,641
Term Loan, 7.328%, (1 mo. EURIBOR + 3.95%), 2/16/29	EUR	150	147,736
CHG Healthcare Services, Inc.:
Term Loan, 8.46%, (SOFR + 3.50%), 9/29/28		561	562,240
Term Loan, 8.46%, (SOFR + 3.50%), 9/29/28		124	124,362
CNT Holdings I Corp., Term Loan, 8.752%, (SOFR + 3.50%), 11/8/27		677	679,694
Covis Finco SARL, Term Loan, 0.00%, 2/18/27(7)		181	73,490
Electron BidCo, Inc., Term Loan, 7.96%, (SOFR + 3.00%), 11/1/28		195	195,457
Ensemble RCM LLC, Term Loan, 8.252%, (SOFR + 3.00%), 8/1/29		324	325,025
IVC Acquisition Ltd.:
Term Loan, 8.795%, (6 mo. EURIBOR + 5.00%), 12/12/28	EUR	400	446,465
Term Loan, 9.393%, (SOFR + 4.75%), 12/12/28		273	273,680
LSCS Holdings, Inc., Term Loan, 9.46%, (SOFR + 4.61%), 12/16/28		170	169,868
Medical Solutions Holdings, Inc., Term Loan, 8.852%, (SOFR + 3.50%), 11/1/28		636	484,367

Eaton Vance
Senior Income Trust
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
National Mentor Holdings, Inc.:
Term Loan, 8.454%, (SOFR + 3.75%), 3/2/28		17	$ 15,970
Term Loan, 8.65%, (SOFR + 3.75%), 3/2/28(12)		580	559,755
Option Care Health, Inc., Term Loan, 7.095%, (SOFR + 2.25%), 10/27/28		97	97,700
Pacific Dental Services LLC, Term Loan, 7.847%, (SOFR + 2.75%), 3/15/31		224	224,095
Phoenix Guarantor, Inc., Term Loan, 8.095%, (SOFR + 3.25%), 2/21/31		448	447,134
Radnet Management, Inc., Term Loan, 7.779%, (SOFR + 2.50%), 4/18/31		200	199,921
Select Medical Corp., Term Loan, 7.845%, (SOFR + 3.00%), 3/6/27		46	46,554
Sound Inpatient Physicians, Term Loan - Second Lien, 9.865%, (SOFR + 5.00%), 8.365% cash, 1.50% PIK, 6/28/28		185	165,319
Surgery Center Holdings, Inc., Term Loan, 7.67%, (SOFR + 2.75%), 12/19/30		642	643,241
Synlab Bondco PLC:
Term Loan, 6.178%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	150	167,129
Term Loan, 8.414%, (3 mo. EURIBOR + 4.75%), 12/23/30	EUR	150	167,416
TTF Holdings LLC, Term Loan, 8.595%, (SOFR + 3.75%), 7/18/31		375	375,937
			$ 9,065,551
Health Care Technology — 3.1%
athenahealth Group, Inc., Term Loan, 8.095%, (SOFR + 3.25%), 2/15/29		527	$ 524,990
Certara LP, Term Loan, 7.845%, (SOFR + 3.00%), 6/26/31		467	467,811
Imprivata, Inc., Term Loan, 8.752%, (SOFR + 3.50%), 12/1/27		1,045	1,050,274
PointClickCare Technologies, Inc., Term Loan, 7.604%, (SOFR + 3.00%), 12/29/27		290	289,907
Project Ruby Ultimate Parent Corp., Term Loan, 8.21%, (SOFR + 3.25%), 3/10/28		531	530,703
Symplr Software, Inc., Term Loan, 9.852%, (SOFR + 4.50%), 12/22/27		657	601,571
			$ 3,465,256
Hotels, Restaurants & Leisure — 5.7%
Caesars Entertainment, Inc., Term Loan, 7.595%, (SOFR + 2.75%), 2/6/31		647	$ 647,609
Carnival Corp., Term Loan, 7.595%, (SOFR + 2.75%), 10/18/28		876	879,210
Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
ClubCorp Holdings, Inc., Term Loan, 9.865%, (SOFR + 5.00%), 9/18/26		333	$ 333,699
Fertitta Entertainment LLC, Term Loan, 8.847%, (SOFR + 3.75%), 1/27/29		890	888,294
Flutter Financing BV, Term Loan, 6.604%, (SOFR + 2.00%), 11/29/30		844	845,418
IRB Holding Corp., Term Loan, 7.695%, (SOFR + 2.75%), 12/15/27		348	348,243
Ontario Gaming GTA LP, Term Loan, 8.893%, (SOFR + 4.25%), 8/1/30		273	272,937
Oravel Stays Singapore Pte. Ltd., Term Loan, 13.325%, (SOFR + 8.25%), 6/23/26		173	174,118
Playa Resorts Holding BV, Term Loan, 7.595%, (SOFR + 2.75%), 1/5/29		639	635,299
Scientific Games Holdings LP, Term Loan, 8.318%, (SOFR + 3.00%), 4/4/29		600	597,437
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.345%, (SOFR + 2.50%), 8/25/28		716	715,782
			$ 6,338,046
Household Durables — 2.4%
ACProducts, Inc., Term Loan, 9.115%, (SOFR + 4.25%), 5/17/28		721	$ 602,863
Libbey Glass, Inc., Term Loan, 11.929%, (SOFR + 6.50%), 11/22/27		284	281,601
Madison Safety & Flow LLC, Term Loan, 9/19/31(10)		225	225,563
Serta Simmons Bedding LLC:
Term Loan, 12.218%, (SOFR + 7.50%), 6/29/28		700	586,471
Term Loan, 12.894%, (SOFR + 7.50%), 6/29/28		76	75,643
Solis IV BV, Term Loan, 7.527%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	750	836,101
			$ 2,608,242
Household Products — 0.4%
Kronos Acquisition Holdings, Inc., Term Loan, 9.314%, (SOFR + 4.00%), 7/8/31		500	$ 471,562
			$ 471,562
Independent Power and Renewable Electricity Producers — 0.3%
Thunder Generation Funding LLC, Term Loan, 9/27/31(10)		300	$ 300,187
			$ 300,187
Industrial Conglomerates — 0.3%
Nvent Electric Public Ltd. Co., Term Loan, 9/12/31(10)		325	$ 325,101
			$ 325,101

Eaton Vance
Senior Income Trust
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Industrials Conglomerates — 0.6%
Kohler Energy Co. LLC, Term Loan, 9.354%, (SOFR + 4.75%), 5/1/31	623	$ 630,451
		$ 630,451
Insurance — 2.7%
Alliant Holdings Intermediate LLC, Term Loan, 7.965%, (SOFR + 3.00%), 9/19/31	621	$ 618,002
AmWINS Group, Inc., Term Loan, 7.21%, (SOFR + 2.25%), 2/19/28	157	157,118
Broadstreet Partners, Inc., Term Loan, 8.095%, (SOFR + 3.25%), 6/13/31	599	596,779
Ryan Specialty Group LLC, Term Loan, 7.095%, (SOFR + 2.25%), 9/15/31	350	350,000
Truist Insurance Holdings LLC:
Term Loan, 7.854%, (SOFR + 3.25%), 5/6/31	500	500,104
Term Loan - Second Lien, 9.354%, (SOFR + 4.75%), 5/6/32	250	254,610
USI, Inc., Term Loan, 7.354%, (SOFR + 2.75%), 9/27/30	499	498,020
		$ 2,974,633
Interactive Media & Services — 1.6%
Arches Buyer, Inc., Term Loan, 8.195%, (SOFR + 3.25%), 12/6/27	784	$ 753,388
Buzz Finco LLC:
Term Loan, 7.695%, (SOFR + 2.75%), 1/29/27	263	261,914
Term Loan, 8.195%, (SOFR + 3.25%), 1/29/27	262	261,175
Getty Images, Inc., Term Loan, 8.845%, (SOFR + 4.50%), 2/19/26	448	445,860
		$ 1,722,337
IT Services — 5.0%
Asurion LLC:
Term Loan, 8.945%, (SOFR + 4.00%), 8/19/28	499	$ 491,442
Term Loan - Second Lien, 10.21%, (SOFR + 5.25%), 1/31/28	750	706,205
Term Loan - Second Lien, 10.21%, (SOFR + 5.25%), 1/20/29	325	301,565
Endure Digital, Inc., Term Loan, 8.81%, (SOFR + 3.50%), 2/10/28	980	869,627
Gainwell Acquisition Corp., Term Loan, 8.704%, (SOFR + 4.00%), 10/1/27	735	700,981
Go Daddy Operating Co. LLC, Term Loan, 6.845%, (SOFR + 2.00%), 11/9/29	497	497,171
NAB Holdings LLC, Term Loan, 7.354%, (SOFR + 2.75%), 11/23/28	784	782,670
Plano HoldCo, Inc., Term Loan, 8/15/31(10)	150	150,375
Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Rackspace Finance LLC:
Term Loan, 11.483%, (SOFR + 6.25%), 5/15/28		191	$ 195,054
Term Loan - Second Lien, 7.983%, (SOFR + 2.75%), 5/15/28		959	536,230
Synechron, Inc., Term Loan, 9/26/31(10)		250	248,125
			$ 5,479,445
Leisure Products — 0.8%
Recess Holdings, Inc., Term Loan, 9.752%, (SOFR + 4.50%), 2/20/30		572	$ 575,075
Tait LLC, Term Loan, 8/14/31(10)		275	276,031
			$ 851,106
Life Sciences Tools & Services — 1.7%
Cambrex Corp., Term Loan, 8.445%, (SOFR + 3.50%), 12/4/26		144	$ 143,057
Curia Global, Inc., Term Loan, 9.102%, (SOFR + 3.75%), 8/30/26		665	634,936
IQVIA, Inc., Term Loan, 6.604%, (SOFR + 2.00%), 1/2/31		372	374,194
LGC Group Holdings Ltd., Term Loan, 6.628%, (1 mo. EURIBOR + 3.25%), 4/21/27	EUR	225	249,692
Loire Finco Luxembourg SARL, Term Loan, 8.445%, (SOFR + 3.50%), 4/21/27		144	142,939
Sotera Health Holdings LLC, Term Loan, 8.095%, (SOFR + 3.25%), 5/30/31		350	349,344
			$ 1,894,162
Machinery — 6.7%
AI Aqua Merger Sub, Inc., Term Loan, 8.701%, (SOFR + 3.50%), 7/31/28		588	$ 587,933
American Trailer World Corp., Term Loan, 8.695%, (SOFR + 3.75%), 3/3/28		255	231,711
Apex Tool Group LLC:
Term Loan, 14.954%, (SOFR + 10.10%), 7.50% cash, 7.454% PIK, 2/8/30		200	191,309
Term Loan - Second Lien, 12.204%, (SOFR + 7.35%), 4.854% cash, 7.35% PIK, 2/8/29		86	81,766
Barnes Group, Inc., Term Loan, 7.345%, (SOFR + 2.50%), 9/3/30		148	148,714
Conair Holdings LLC, Term Loan, 8.71%, (SOFR + 3.75%), 5/17/28		582	535,319
CPM Holdings, Inc., Term Loan, 9.701%, (SOFR + 4.50%), 9/28/28		497	473,490
EMRLD Borrower LP:
Term Loan, 7.557%, (SOFR + 2.50%), 5/31/30		215	215,249
Term Loan, 7.557%, (SOFR + 2.50%), 8/4/31		275	274,828

Eaton Vance
Senior Income Trust
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Engineered Machinery Holdings, Inc., Term Loan, 8.615%, (SOFR + 3.75%), 5/19/28		946	$ 950,299
Filtration Group Corp., Term Loan, 8.46%, (SOFR + 3.50%), 10/21/28		170	169,973
Gates Global LLC, Term Loan, 7.095%, (SOFR + 2.25%), 6/4/31		698	700,313
Icebox Holdco III, Inc., Term Loan, 8.615%, (SOFR + 3.75%), 12/22/28		195	196,008
Madison IAQ LLC, Term Loan, 7.889%, (SOFR + 2.75%), 6/21/28		247	246,979
Pro Mach Group, Inc., Term Loan, 8.345%, (SOFR + 3.50%), 8/31/28		297	298,463
Roper Industrial Products Investment Co. LLC, Term Loan, 7.854%, (SOFR + 3.25%), 11/22/29		419	419,834
SPX Flow, Inc., Term Loan, 8.345%, (SOFR + 3.50%), 4/5/29		419	419,498
TK Elevator Midco GmbH, Term Loan, 7.59%, (6 mo. EURIBOR + 4.00%), 4/30/30	EUR	250	279,505
TK Elevator Topco GmbH, Term Loan, 7.215%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	150	167,529
TK Elevator U.S. Newco, Inc., Term Loan, 8.588%, (SOFR + 3.50%), 4/30/30		415	416,553
Zephyr German BidCo GmbH, Term Loan, 7.446%, (6 mo. EURIBOR + 3.60%), 3/10/28	EUR	300	332,192
			$ 7,337,465
Media — 0.8%
Gray Television, Inc., Term Loan, 8.315%, (SOFR + 3.00%), 12/1/28		243	$ 224,275
Hubbard Radio LLC, Term Loan, 9.345%, (SOFR + 4.50%), 9/30/27		178	140,829
Sinclair Television Group, Inc., Term Loan, 8.014%, (SOFR + 2.50%), 9/30/26		285	277,022
Univision Communications, Inc., Term Loan, 8.21%, (SOFR + 3.25%), 3/16/26		231	231,050
			$ 873,176
Metals/Mining — 1.3%
Arsenal AIC Parent LLC, Term Loan, 7.918%, (SOFR + 3.25%), 8/18/30		718	$ 718,580
Dynacast International LLC, Term Loan, 14.407%, (SOFR + 9.25%), 10/22/25		159	128,474
PMHC II, Inc., Term Loan, 9.704%, (SOFR + 4.25%), 4/23/29		517	505,322
WireCo WorldGroup, Inc., Term Loan, 9.032%, (SOFR + 3.75%), 11/13/28		108	105,706
			$ 1,458,082
Borrower/Description	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels — 1.5%
Freeport LNG Investments LLLP, Term Loan, 9.044%, (SOFR + 3.50%), 12/21/28		349	$ 346,501
ITT Holdings LLC, Term Loan, 7.945%, (SOFR + 3.00%), 10/11/30		248	248,125
Matador Bidco SARL, Term Loan, 9.195%, (SOFR + 4.25%), 7/30/29		670	672,012
Oryx Midstream Services Permian Basin LLC, Term Loan, 8.225%, (SOFR + 3.00%), 10/5/28		242	242,082
Oxbow Carbon LLC, Term Loan, 8.345%, (SOFR + 3.50%), 5/10/30		148	148,866
			$ 1,657,586
Passenger Airlines — 0.2%
WestJet Loyalty LP, Term Loan, 8.354%, (SOFR + 3.75%), 2/14/31		249	$ 246,529
			$ 246,529
Personal Products — 0.3%
Olaplex, Inc., Term Loan, 8.445%, (SOFR + 3.50%), 2/23/29		344	$ 329,336
			$ 329,336
Pharmaceuticals — 1.4%
Jazz Financing Lux SARL, Term Loan, 7.095%, (SOFR + 2.25%), 5/5/28		653	$ 653,090
Mallinckrodt International Finance SA:
Term Loan, 12.42%, (SOFR + 7.50%), 11/14/28		118	126,082
Term Loan - Second Lien, 14.42%, (SOFR + 9.50%), 11/14/28		666	721,396
			$ 1,500,568
Professional Services — 5.4%
AAL Delaware Holdco, Inc., Term Loan, 8.345%, (SOFR + 3.50%), 7/30/31		200	$ 201,062
AlixPartners LLP, Term Loan, 6.345%, (3 mo. EURIBOR + 3.00%), 2/4/28	EUR	241	269,291
Camelot U.S. Acquisition LLC, Term Loan, 7.604%, (SOFR + 2.75%), 1/31/31		422	422,182
CoreLogic, Inc., Term Loan, 8.46%, (SOFR + 3.50%), 6/2/28		490	486,174
Deerfield Dakota Holding LLC, Term Loan, 8.354%, (SOFR + 3.75%), 4/9/27		499	489,244
EAB Global, Inc., Term Loan, 8.095%, (SOFR + 3.25%), 8/16/28		793	791,075
Employbridge Holding Co., Term Loan, 10.426%, (SOFR + 4.75%), 7/19/28		583	393,477
First Advantage Holdings LLC, Term Loan, 9/19/31(10)		450	448,594

Eaton Vance
Senior Income Trust
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Fleet Midco I Ltd., Term Loan, 7.578%, (SOFR + 2.75%), 2/21/31		183	$ 182,833
Genuine Financial Holdings LLC, Term Loan, 8.668%, (SOFR + 4.00%), 9/27/30		124	123,106
Neptune Bidco U.S., Inc., Term Loan, 10.404%, (SOFR + 5.00%), 4/11/29		593	557,567
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 7.292%, (1 mo. EURIBOR + 3.75%), 7/15/29	EUR	425	474,789
Teneo Holdings LLC, Term Loan, 9.595%, (SOFR + 4.75%), 3/13/31		299	300,272
Vaco Holdings LLC, Term Loan, 9.945%, (SOFR + 5.00%), 1/21/29		494	484,522
Wood Mackenzie Ltd., Term Loan, 8.604%, (SOFR + 3.50%), 2/7/31		324	325,150
			$ 5,949,338
Real Estate Management & Development — 1.2%
Greystar Real Estate Partners LLC, Term Loan, 7.67%, (SOFR + 2.75%), 8/21/30		1,070	$ 1,069,756
Homeserve USA Holding Corp., Term Loan, 7.211%, (SOFR + 2.25%), 10/21/30		274	273,411
			$ 1,343,167
Road & Rail — 0.4%
First Student Bidco, Inc.:
Term Loan, 7.865%, (SOFR + 3.00%), 7/21/28		66	$ 65,709
Term Loan, 7.865%, (SOFR + 3.00%), 7/21/28		214	214,869
Hertz Corp., Term Loan, 8.607%, (SOFR + 3.75%), 6/30/28		199	178,567
			$ 459,145
Semiconductors & Semiconductor Equipment — 0.8%
Altar Bidco, Inc.:
Term Loan, 7.947%, (SOFR + 3.10%), 2/1/29		612	$ 613,878
Term Loan - Second Lien, 10.399%, (SOFR + 5.60%), 2/1/30		125	122,031
Bright Bidco BV, Term Loan, 14.252%, (SOFR + 9.00%), 6.252% cash, 8.00% PIK, 10/31/27		196	96,046
			$ 831,955
Software — 18.5%
Applied Systems, Inc., Term Loan, 7.604%, (SOFR + 3.00%), 2/24/31		198	$ 198,476
AppLovin Corp., Term Loan, 7.345%, (SOFR + 2.50%), 8/16/30		556	556,842
Astra Acquisition Corp.:
Term Loan, 9.854%, (SOFR + 5.25%), 10/25/28		213	44,445
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Astra Acquisition Corp.: (continued)
Term Loan, 11.354%, (SOFR + 6.75%), 2/25/28		153	$ 126,555
Term Loan, 17.924%, (SOFR + 13.33%), 10/25/29		320	56,056
Banff Merger Sub, Inc.:
Term Loan, 7.655%, (3 mo. EURIBOR + 4.00%), 7/30/31	EUR	119	132,931
Term Loan, 9.005%, (SOFR + 3.75%), 7/30/31		958	956,579
Central Parent, Inc., Term Loan, 7.854%, (SOFR + 3.25%), 7/6/29		571	565,184
Cloud Software Group, Inc., Term Loan, 8.604%, (SOFR + 4.00%), 3/30/29		1,339	1,334,720
Cloudera, Inc.:
Term Loan, 8.695%, (SOFR + 3.75%), 10/8/28		981	958,009
Term Loan - Second Lien, 10.945%, (SOFR + 6.00%), 10/8/29		200	189,000
Constant Contact, Inc., Term Loan, 9.566%, (SOFR + 4.00%), 2/10/28		398	386,235
Cornerstone OnDemand, Inc., Term Loan, 8.71%, (SOFR + 3.75%), 10/16/28		341	319,922
Dragon Buyer, Inc., Term Loan, 9/30/31(10)		400	398,600
Drake Software LLC, Term Loan, 8.918%, (SOFR + 4.25%), 6/26/31		550	530,750
E2open LLC, Term Loan, 8.46%, (SOFR + 3.50%), 2/4/28		911	914,760
ECI Macola Max Holding LLC, Term Loan, 8.354%, (SOFR + 3.75%), 5/9/30		628	629,887
Epicor Software Corp.:
Term Loan, 1.00%, 5/30/31(11)		103	102,958
Term Loan, 8.095%, (SOFR + 3.25%), 5/30/31		876	877,522
Fiserv Investment Solutions, Inc., Term Loan, 9.128%, (SOFR + 4.00%), 2/18/27		443	427,365
iSolved, Inc., Term Loan, 8.345%, (SOFR + 3.50%), 10/15/30		149	149,966
Ivanti Software, Inc., Term Loan, 9.833%, (SOFR + 4.25%), 12/1/27		208	177,478
Marcel LUX IV SARL, Term Loan, 9.34%, (SOFR + 4.00%), 11/11/30		374	376,868
McAfee LLC, Term Loan, 8.451%, (SOFR + 3.25%), 3/1/29		686	684,369
OceanKey (U.S.) II Corp., Term Loan, 8.445%, (SOFR + 3.50%), 12/15/28		146	146,341
Open Text Corp., Term Loan, 7.095%, (SOFR + 2.25%), 1/31/30		417	418,520
Proofpoint, Inc., Term Loan, 7.845%, (SOFR + 3.00%), 8/31/28		973	973,356
Quartz Acquireco LLC, Term Loan, 7.354%, (SOFR + 2.75%), 6/28/30		720	718,437

Eaton Vance
Senior Income Trust
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Quest Software U.S. Holdings, Inc., Term Loan, 9.652%, (SOFR + 4.25%), 2/1/29		395	$ 269,562
RealPage, Inc., Term Loan, 7.96%, (SOFR + 3.00%), 4/24/28		499	484,688
Redstone Holdco 2 LP, Term Loan, 10.264%, (SOFR + 4.75%), 4/27/28		428	331,623
Sabre GLBL, Inc., Term Loan, 9.195%, (SOFR + 4.25%), 6/30/28		1,000	942,500
Skillsoft Corp., Term Loan, 10.219%, (SOFR + 5.25%), 7/14/28		296	244,071
SolarWinds Holdings, Inc., Term Loan, 7.595%, (SOFR + 2.75%), 2/5/30		447	447,276
Sophia LP, Term Loan, 8.445%, (SOFR + 3.50%), 10/9/29		1,305	1,310,071
UKG, Inc., Term Loan, 8.555%, (SOFR + 3.25%), 2/10/31		1,315	1,316,948
Veritas U.S., Inc.:
Term Loan, 8.095%, (3 mo. EURIBOR + 4.75%), 9/1/25	EUR	144	147,485
Term Loan, 9.96%, (SOFR + 5.00%), 9/1/25		539	507,004
Vision Solutions, Inc., Term Loan, 9.514%, (SOFR + 4.00%), 4/24/28		1,073	1,046,987
			$ 20,400,346
Specialty Retail — 4.6%
Apro LLC, Term Loan, 8.868%, (SOFR + 3.75%), 7/9/31		175	$ 175,629
Boels Topholding BV, Term Loan, 6.557%, (3 mo. EURIBOR + 3.00%), 5/23/31	EUR	237	265,048
Great Outdoors Group LLC, Term Loan, 8.71%, (SOFR + 3.75%), 3/6/28		1,252	1,252,585
Harbor Freight Tools USA, Inc., Term Loan, 7.333%, (SOFR + 2.50%), 6/5/31(12)		600	591,375
Hoya Midco LLC, Term Loan, 7.845%, (SOFR + 3.00%), 2/3/29		499	502,491
Les Schwab Tire Centers, Term Loan, 7.845%, (SOFR + 3.00%), 4/23/31		861	862,736
LIDS Holdings, Inc., Term Loan, 10.614%, (SOFR + 5.50%), 12/14/26		72	71,581
Mattress Firm, Inc., Term Loan, 8.924%, (SOFR + 4.25%), 9/25/28		775	775,816
PetSmart, Inc., Term Loan, 8.695%, (SOFR + 3.75%), 2/11/28		621	616,520
			$ 5,113,781
Trading Companies & Distributors — 3.0%
Beacon Roofing Supply, Inc., Term Loan, 6.845%, (SOFR + 2.00%), 5/19/28		149	$ 149,117
Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors (continued)
DXP Enterprises, Inc., Term Loan, 10.164%, (SOFR + 4.75%), 10/11/30		198	$ 198,643
Foundation Building Materials Holding Co. LLC, Term Loan, 9.252%, (SOFR + 4.00%), 1/29/31		348	339,707
Patagonia Bidco Ltd., Term Loan, 10.45%, (SONIA + 5.25%), 11/1/28	GBP	375	446,051
Spin Holdco, Inc., Term Loan, 9.256%, (SOFR + 4.00%), 3/4/28		1,242	1,090,935
White Cap Buyer LLC, Term Loan, 8.095%, (SOFR + 3.25%), 10/19/29		792	787,175
Windsor Holdings III LLC, Term Loan, 8.461%, (SOFR + 3.50%), 8/1/30		322	323,431
			$ 3,335,059
Transportation Infrastructure — 0.9%
Brown Group Holding LLC, Term Loan, 7.837%, (SOFR + 2.75%), 7/1/31(12)		500	$ 499,464
KKR Apple Bidco LLC, Term Loan, 8.345%, (SOFR + 3.50%), 9/22/28		497	499,309
			$ 998,773
Wireless Telecommunication Services — 0.6%
CCI Buyer, Inc., Term Loan, 8.604%, (SOFR + 4.00%), 12/17/27		491	$ 491,360
Digicel International Finance Ltd., Term Loan, 12.002%, (SOFR + 6.75%), 5/25/27		12	11,641
SBA Senior Finance II LLC, Term Loan, 6.85%, (SOFR + 2.00%), 1/25/31		199	199,226
			$ 702,227
Total Senior Floating-Rate Loans (identified cost $150,444,334)			$148,233,055

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(4)	1,346	$ 0
Total Warrants (identified cost $0)		$ 0

Eaton Vance
Senior Income Trust
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Miscellaneous — 0.0%
Security	Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings LLC(3)(4)	200,340	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 4.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(13)	4,607,031	$ 4,607,031
Total Short-Term Investments (identified cost $4,607,031)		$ 4,607,031
Total Investments — 154.6% (identified cost $173,388,605)		$170,363,452
Less Unfunded Loan Commitments — (0.1)%		$ (164,596)
Net Investments — 154.5% (identified cost $173,224,009)		$170,198,856
Other Assets, Less Liabilities — (54.5)%		$(60,036,264)
Net Assets Applicable to Common Shares — 100.0%		$110,162,592
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2024, the aggregate value of these securities is $14,586,482 or 13.2% of the Trust's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2024.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Amount is less than 0.05%.
(7)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(8)	Principal amount is less than $500.
(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(10)	This Senior Loan will settle after September 30, 2024, at which time the interest rate will be determined.
(11)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower's discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At September 30, 2024, the total value of unfunded loan commitments is $168,643.
(12)	The stated interest rate represents the weighted average interest rate at September 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,460,885	EUR	3,122,551	Standard Chartered Bank	10/2/24	$ —	$(14,981)
USD	3,489,652	EUR	3,122,551	Standard Chartered Bank	11/4/24	9,005	—
USD	558,441	EUR	500,000	Australia and New Zealand Banking Group Limited	11/29/24	568	—

Eaton Vance
Senior Income Trust
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	558,388	EUR	500,000	Bank of America, N.A.	11/29/24	$ 515	$ —
USD	558,165	EUR	500,000	Bank of America, N.A.	11/29/24	292	—
USD	558,518	EUR	500,000	State Street Bank and Trust Company	11/29/24	645	—
USD	563,668	EUR	504,868	State Street Bank and Trust Company	11/29/24	364	—
USD	1,349,293	GBP	1,021,657	Goldman Sachs International	11/29/24	—	(16,499)
USD	561,013	EUR	502,000	Goldman Sachs International	12/31/24	160	—
USD	550,177	EUR	492,279	State Street Bank and Trust Company	12/31/24	185	—
USD	561,032	EUR	502,000	State Street Bank and Trust Company	12/31/24	180	—
USD	560,921	EUR	502,000	State Street Bank and Trust Company	12/31/24	69	—
						$11,983	$(31,480)
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.
At September 30, 2024, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At September 30, 2024, the value of the Trust's investment in funds that may be deemed to be affiliated was $4,607,031, which represents 4.2% of the Trust's net assets applicable to common shares. Transactions in such investments by the Trust for the fiscal year to date ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$4,538,748	$550,008,802	$(549,940,519)	$ —	$ —	$4,607,031	$113,179	4,607,031
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Eaton Vance
Senior Income Trust
September 30, 2024
Portfolio of Investments (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2024, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 9,683,545	$ —	$ 9,683,545
Common Stocks	19,468	1,763,337	0	1,782,805
Corporate Bonds	—	6,057,016	—	6,057,016
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	147,520,674	547,785	148,068,459
Warrants	—	—	0	0
Miscellaneous	—	—	0	0
Short-Term Investments	4,607,031	—	—	4,607,031
Total Investments	$4,626,499	$165,024,572	$547,785	$170,198,856
Forward Foreign Currency Exchange Contracts	$ —	$ 11,983	$ —	$ 11,983
Total	$4,626,499	$165,036,555	$547,785	$170,210,839
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (31,480)	$ —	$ (31,480)
Total	$ —	$ (31,480)	$ —	$ (31,480)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2024 is not presented.
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semi-annual or annual report to shareholders.